Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	$ 4,242	$ 2,934	$ 4,409
Finished goods, net	4,001	4,442	4,284
Total net inventories	8,243	7,376	8,693
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	4,242	2,964	4,686
Finished goods, net	4,502	5,035	6,975
Total net inventories	8,744	7,999	11,661
Inventory adjustments
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	0	(30)	(277)
Finished goods, net	(501)	(593)	(2,691)
Total net inventories	$ (501)	$ (623)	$ (2,968)